Revenue (Tables)	9 Months Ended
Sep. 30, 2018
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Summary of Segment Revenue

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(EUR’000)		(EUR’000)
Revenue from the rendering of services	20	434	66	1,250

Total revenue	20	434	66	1,250

Revenue from external customers (geographical)
USA	20	434	66	1,250

Total revenue	20	434	66	1,250